Derivative financial instruments - Weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships (Details) - One-to-one hedge relationships - FX risk	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flow hedges | Cross currency swap | EUR:NZD
Financial instruments
Weighted average FX rate	0.5963	0.5943
Cash flow hedges | Cross currency swap | USD:NZD
Financial instruments
Weighted average FX rate	0.6252	0.6716
Cash flow hedges | Foreign exchange swap | USD:AUD
Financial instruments
Weighted average FX rate	0.6676
Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.0984	1.0857
Net investment hedges | Forward contracts | USD:AUD
Financial instruments
Weighted average FX rate	0.6745	0.6839
Parent Entity | Cash flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average FX rate	0.6650	0.6650
Parent Entity | Cash flow hedges | Cross currency swap | JPY:AUD
Financial instruments
Weighted average FX rate	79.6448	79.6448
Parent Entity | Cash flow hedges | Cross currency swap | CNH:AUD
Financial instruments
Weighted average FX rate	4.7334	4.7275
Parent Entity | Cash flow hedges | Cross currency swap | HKD:AUD
Financial instruments
Weighted average FX rate	5.6124	5.6124
Parent Entity | Cash flow hedges | Foreign exchange swap | USD:AUD
Financial instruments
Weighted average FX rate	0.6676
Parent Entity | Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.0905	1.0842
Parent Entity | Net investment hedges | Forward contracts | USD:AUD
Financial instruments
Weighted average FX rate	0.6745	0.6839